Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 4,869,425	$ 4,869,425	$ 1,411,398
Accounts receivable, net of $123,109 and $118,653, respectively	1,700,300	506,337	301,726
Other receivable	589,162
Inventories, net	7,973,244	1,499,270	2,205,726
Prepaid expenses and other current assets	541,053	254,303	417,057
Total current assets	15,673,184	3,650,551	4,258,811
Property and equipment	978,881	74,098	72,008
Less accumulated depreciation	(82,904)	(58,099)	(50,492)
Property and equipment, net	895,977	15,999	21,516
Other assets - long-term, net of accumulated amortization of $290,951		872,864
Intangible assets, net	4,234,762
Total assets	20,803,923	4,539,414	4,280,327
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	2,882,588	1,644,899	1,516,250
Other payable	1,750,000
Deferred revenue - short-term	757,377	377,445	444,066
Contingent consideration-short term	2,783,790
Deferred consideration- short term	164,029
Other liabilities	289,529	288,525
Severance payable - short-term			45,995
Total current liabilities	8,627,313	2,310,869	2,006,311
Deferred revenue - long-term	258,070	274,374	405,746
Contingent consideration-long term	1,144,604
Deferred consideration-long-term	1,014,672
Other liabilities- long term	592,952	665,713
Total long-term liabilities	3,010,298	940,087	405,746
SHAREHOLDERS' EQUITY:
Preferred stock 20,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 52,053,725, 28,343,007 and 28,027,012 shares issued and outstanding as of March 31, 2017, December 31, 2016 and 2015, respectively	41,843	18,132	17,816
Additional paid-in-capital	19,773,982	11,546,804	11,130,588
Accumulated other comprehensive loss	(5,417)
Accumulated deficit	(10,644,096)	(10,276,478)	(9,280,134)
Total shareholders' equity	9,166,312	1,288,458	1,868,270
Total liabilities and shareholders' equity	$ 20,803,923	$ 4,539,414	$ 4,280,327